General and administrative expenses (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
General and Administrative Expenses
Occupancy expenses	SFr 484	SFr 569
IT, machinery, etc.	607	682
Provisions and losses	203	1,921
Travel and entertainment	178	165
Professional services	1,358	1,053
Amortization and impairment of other intangible assets	11	10
Other	859	763
General and administrative expenses	SFr 3,700	SFr 5,163